Capital Standards (Tables)	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Schedule Of Compliance with Regulatory Capital Requirements Under Banking Regulations

			Minimum capital		To be well
	Actual		adequacy		capitalized
December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in 000's)
Total capital (to risk weighted assets)
Consolidated	$ 64,339	11.3%	$ 45,715	8.0%	$ 57,143	10.0%
Old Line Bank	$ 63,467	11.1%	$ 45,651	8.0%	$ 57,064	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 60,597	10.6%	$ 22,857	4.0%	$ 34,286	6.0%
Old Line Bank	$ 59,726	10.5%	$ 22,825	4.0%	$ 34,238	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 60,597	7.8%	$ 31,155	4.0%	$ 38,943	5.0%
Old Line Bank	$ 59,726	7.7%	$ 31,155	4.0%	$ 38,943	5.0%

December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 39,249	12.4%	$ 25,362	8.0%	$ 31,703	10.0%
Old Line Bank	$ 37,960	12.0%	$ 25,232	8.0%	$ 31,540	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 36,781	11.6%	$ 12,681	4.0%	$ 19,022	6.0%
Old Line Bank	$ 35,492	11.3%	$ 12,616	4.0%	$ 18,924	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 36,781	9.2%	$ 16,057	4.0%	$ 20,071	5.0%
Old Line Bank	$ 35,492	8.9%	$ 15,991	4.0%	$ 19,989	5.0%

December 31, 2009	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 38,053	13.7%	$ 22,239	8.0%	$ 27,799	10.0%
Old Line Bank	$ 36,444	12.8%	$ 22,700	8.0%	$ 28,385	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 35,571	12.8%	$ 11,120	4.0%	$ 16,679	6.0%
Old Line Bank	$ 33,962	12.0%	$ 11,354	4.0%	$ 17,031	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 35,571	10.0%	$ 14,228	4.0%	$ 17,785	5.0%
Old Line Bank	$ 33,962	9.6%	$ 14,181	4.0%	$ 17,727	5.0%